4. ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable Gross	$ 12,336,000	$ 6,992,000
Allowance for Doubtful Accounts	(705,000)	(950,000)
Accounts Receivable Net	$ 11,631,000	$ 6,042,000